Restructuring Costs	6 Months Ended
Jun. 30, 2018
Restructuring Costs
Restructuring Costs

2   RESTRUCTURING COSTS

Profit before tax for the half year ended 30 June 2018 is stated after charging restructuring costs of $187m  ($496m for the half year ended 30 June 2017). These have been charged to profit as follows:

			Unreviewed	[60]	Unreviewed	[60]
	H1 2018	H1 2017	Q2 2018		Q2 2017
	$m	$m	$m		$m
Cost of sales	55	81	23		43
Research and development expense	58	142	31		38
Selling, general and administrative costs	84	197	48		103
Other operating income and expense	(10)	76	(10)		—
Total	187	496	92		184